Basis of Presentation of the Consolidated Financial Statements - Impacts of Adopting IFRS 15 (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2016	Dec. 31, 2015
ASSETS
NON-CURRENT ASSETS	€ 90,707	€ 95,135
Intangible assets	16,856	18,005	€ 20,518
Goodwill	25,748	26,841
Property, plant and equipment	33,295	34,225	36,393
Investments accounted for by the equity method	68	77
Financial assets and other non-current assets	7,109	8,167
Deferred tax assets	7,631	7,820	8,229
CURRENT ASSETS	23,340	19,931
Inventories	1,692	1,117
Receivables and other current assets	10,579	10,093
Tax receivables	1,676	1,375
Other current financial assets	2,209	2,154
Cash and cash equivalents	5,692	5,192	3,736			€ 2,615
Non-current assets classified as held for sale	1,492	0
Total allocated assets	114,047	115,066
EQUITY AND LIABILITIES
EQUITY	26,980	26,618	28,385	€ 29,229	€ 25,436	€ 25,436
Equity attributable to equity holders of the parent and other holders of equity instruments	17,947	16,920
Equity attributable to non-controlling interests	9,033	9,698
NON-CURRENT LIABILITIES	57,418	59,382
Non-current financial liabilities	45,334	46,332
Payables and other non-current liabilities	1,890	1,687
Deferred tax liabilities	2,674	2,145	2,395
Non-current provisions	7,520	9,218
CURRENT LIABILITIES	29,649	29,066
Current financial liabilities	9,368	9,414
Payables and other-current liabilities	15,485	15,095
Current tax payables	2,047	2,341
Current provisions	1,912	2,216
Liabilities associated with non-current assets classified as held for sale	837	0
TOTAL EQUITY AND LIABILITIES	114,047	115,066
Profit or loss [abstract]
Revenues	48,693	52,008	52,036
Depreciation and amortization	(9,049)	(9,396)	(9,649)
OPERATING INCOME	6,522	6,791	5,469
Share of income (loss) of investments accounted for by the equity method	4	5	(5)
Net financial expense	(955)	(2,199)	(2,219)
PROFIT BEFORE TAX	5,571	4,597	3,245
Corporate income tax	(1,621)	(1,219)	(846)
PROFIT FOR THE YEAR	3,950	3,378	2,399
Attributable to equity holders of the Parent	3,331	3,132	2,369
Attributable to non-controlling interests	€ 619	€ 246	€ 30
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)	€ 0.57	€ 0.56	€ 0.42
IAS 18
ASSETS
NON-CURRENT ASSETS	€ 90,448
Intangible assets	16,856
Goodwill	25,748
Property, plant and equipment	33,295
Investments accounted for by the equity method	68
Financial assets and other non-current assets	6,823
Deferred tax assets	7,658
CURRENT ASSETS	22,540
Inventories	1,692
Receivables and other current assets	9,789
Tax receivables	1,666
Other current financial assets	2,209
Cash and cash equivalents	5,692
Non-current assets classified as held for sale	1,492
Total allocated assets	112,988
EQUITY AND LIABILITIES
EQUITY	26,193
Equity attributable to equity holders of the parent and other holders of equity instruments	17,262
Equity attributable to non-controlling interests	8,931
NON-CURRENT LIABILITIES	57,267
Non-current financial liabilities	45,334
Payables and other non-current liabilities	1,903
Deferred tax liabilities	2,510
Non-current provisions	7,520
CURRENT LIABILITIES	29,528
Current financial liabilities	9,368
Payables and other-current liabilities	15,460
Current tax payables	1,951
Current provisions	1,912
Liabilities associated with non-current assets classified as held for sale	837
TOTAL EQUITY AND LIABILITIES	112,988
Profit or loss [abstract]
Revenues	48,728
Depreciation and amortization	(9,049)
OPERATING INCOME	6,446
Share of income (loss) of investments accounted for by the equity method	4
Net financial expense	(944)
PROFIT BEFORE TAX	5,506
Corporate income tax	(1,609)
PROFIT FOR THE YEAR	3,897
Attributable to equity holders of the Parent	3,291
Attributable to non-controlling interests	€ 606
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)	€ 0.56
IFRS 15 impact
ASSETS
NON-CURRENT ASSETS	€ 259
Intangible assets	0
Goodwill	0
Property, plant and equipment	0
Investments accounted for by the equity method	0
Financial assets and other non-current assets	286
Deferred tax assets	(27)
CURRENT ASSETS	800
Inventories	0
Receivables and other current assets	790
Tax receivables	10
Other current financial assets	0
Cash and cash equivalents	0
Non-current assets classified as held for sale	0
Total allocated assets	1,059
EQUITY AND LIABILITIES
EQUITY	787
Equity attributable to equity holders of the parent and other holders of equity instruments	685
Equity attributable to non-controlling interests	102
NON-CURRENT LIABILITIES	151
Non-current financial liabilities	0
Payables and other non-current liabilities	(13)
Deferred tax liabilities	164
Non-current provisions	0
CURRENT LIABILITIES	121
Current financial liabilities	0
Payables and other-current liabilities	25
Current tax payables	96
Current provisions	0
Liabilities associated with non-current assets classified as held for sale	0
TOTAL EQUITY AND LIABILITIES	1,059
Profit or loss [abstract]
Revenues	(35)
Depreciation and amortization	0
OPERATING INCOME	76
Share of income (loss) of investments accounted for by the equity method	0
Net financial expense	(11)
PROFIT BEFORE TAX	65
Corporate income tax	(12)
PROFIT FOR THE YEAR	53
Attributable to equity holders of the Parent	40
Attributable to non-controlling interests	€ 13
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)	€ 0.01